ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1- ORGANIZATION AND DESCRIPTION OF BUSINESS

ESG Inc. (“ESG”) was incorporated in July 2021, a Nevada corporation and headquartered at Kennett Square, Pennsylvania, USA, and is a holding company without operations and is engaged in food production and distribution through its subsidiaries.

ESG incorporated ESG China Limited as ESG’s wholly owned subsidiary in Hong Kong on November 18, 2022. ESG China Limited incorporated Hainan ESG Technology Co., Ltd., a China corporation (“Hainan ESG”) with 100% of ownership on January 16, 2023. ESG, ESG China Limited and Hainan ESG have no operations or transactions.

On September 28, 2023, ESG entered into a share exchange agreement with Funan Allied United Farmer Products Co., Ltd., a China corporation incorporated in May 2017 (“AUFP”), and 74.52% of shareholders of AUFP, (each a “Shareholder,” and collectively, the “Shareholders”), through Hainan ESG. Pursuant to such agreement, the Shareholders exchanged their equity of AUFP to Hainan ESG for shares of common stock of ESG, and ESG has agreed to offer 10,432,800 of ESG shares. Following this transaction, AUFP became a 74.52% subsidiary of ESG through Hainan ESG.

AUFP incorporated Anhui Allied United Mushroom Technology Co., Ltd. (“AUMT”) in China in March 2018, to manufacture white button mushroom compost while AUFP incorporated Anhui Allied United Mushroom Co., Ltd. (“AUM”) in China in April, 2018, to grow fresh white button mushroom and provide mushroom growing management services. AUFP, AUMT and AUM are operating entities in China.

Prior to the share exchange, Mr. Zhi Yang owned 30 % of AUFP, Fuyang Zhihan Agricultural Information Co. Ltd. (“Zhihan”) owned 24.52% of AUFP and Mr. Chris Alonzo owned 10% of AUFP. ESG, after the share exchange agreement described above is completed, owns 74.52% of AUFP and its subsidiaries, AUM and AUMT in China. Currently Mr. Zhi Yang and Zhihan control 83.526% of ESG through DCG China Limited , and Mr. Christopher Alonzo owns 5.406% of ESG.

Since the Company is effectively controlled by the same controlling shareholders before and after the share exchange agreement, it is considered under common control. Therefore the above mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

Our operating subsidiaries are involved in direct white button mushroom composting, growing, food production, distribution as well as import and export of Phase III compost and food to strategize. With the core business philosophy to develop and operate sustainable and technology-driven food businesses consistent with the principles of Environmental, Sustainable and Governance investing, we believe that the growing global demand for sustainable high quality food presents a unique opportunity to operate companies engaged in this critical area that is being paid increasing attention by global investors.

NOTE 1- ORGANIZATION AND DESCRIPTION OF BUSINESS

ESG Inc. (“ESG”) was incorporated in July 2021, a Nevada corporation and headquartered at Kennett Square, Pennsylvania, USA, and is a holding company without operations engaged in food production and distribution through our subsidiaries.

ESG Inc. (“ESG”) incorporated ESG China Limited as ESG’s wholly owned subsidiary in Hong Kong on November 18, 2022. ESG China Limited incorporated Hainan ESG Technology Co., Ltd., a China corporation (“Hainan ESG”) with 100% of ownership on January 16, 2023. ESG, ESG China Limited and Hainan ESG have no operations or transactions.

On September 28, 2023, ESG entered into a share exchange agreement with Funan Allied United Farmer Products Co., Ltd., a China corporation incorporated in May 2017 (“AUFP”), and 74.52% of shareholders of AUFP, (each a “Shareholder,” and collectively, the “Shareholders”), through Hainan ESG. Pursuant to such agreement, the Shareholders exchanged their equity of AUFP to Hainan ESG for shares of common stock of ESG, and ESG has agreed to offer 10,432,800 of ESG shares. Following this transaction, AUFP became a 74.52% subsidiary of ESG through Hainan ESG.

Prior to the share exchange, Mr. Zhi Yang owned 30% of AUFP, Fuyang Zhihan Agricultural Information Co. Ltd. (“Zhihan”) owned 24.52% of AUFP and Mr. Chris Alonzo owned 10% of AUFP. ESG, after the share exchange agreement described above is completed, owns 74.52% of AUFP and its subsidiaries, AUM and AUMT in China. Mr. Zhi Yang and “Zhihan” control 83.526% of ESG through DCG China Limited, and Mr. Christopher Alonzo owns 5.406% of ESG.

AUFP incorporated Anhui Allied United Mushroom Technology Co., Ltd. (“AUMT”) in China in March 2018, to manufacture white button mushroom compost while AUFP incorporated Anhui Allied United Mushroom Co., Ltd. (“AUM”) in China in April, 2018, to grow fresh white button mushroom and provide mushroom growing management services. AUFP, AUMT and AUM are operating entities in China.

Since the Company is effectively controlled by the same controlling shareholders before and after the share exchange agreement, it is considered under common control. Therefore the above mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

The Board of Directors of the Company voted to change the Company’s fiscal year end to December 31st in order to align it with AUFP. On November 9, 2023, the change to the fiscal year end on August 31, 2023 was filed. On November 22, 2023, Effective November 27, 2023, we filed Form Articles of Merger (the “Articles of Merger”) with the Secretary of the state of Nevada to change our name Plasma Innovative Inc. to ESG Inc. The financial statements of Plasma Innovative Inc., now ESG Inc. were restated on fiscal year end of December 31 for the recapitalization.

Our operating subsidiaries are involved in direct white button mushroom composting, growing, food production, distribution as well as import and export of Phase III compost and food to strategize. With the core business philosophy to develop and operate sustainable and technology-driven food businesses consistent with the principles of Environmental, Sustainable and Governance investing, we believe that the growing global demand for sustainable high quality food presents a unique opportunity to operate companies engaged in this critical area that is being paid increasing attention by global investors.